Significant accounting policies - Government grant (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant accounting policies
Amount of financial subsidies received	¥ 79,209	¥ 70,529	¥ 26,059